ACCOUNTS PAYABLE (Details Narrative) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Payables and Accruals [Abstract]
Accounts Payable, Current	$ 233,312	$ 98,200	$ 44,859